Mortgage Banking Activities, Economic Assumptions and Sensitivity of Residential MSRs (Details) - Residential mortgage servicing rights [Member] $ in Millions	12 Months Ended
	Dec. 31, 2021 USD ($) $ / loan	Dec. 31, 2020 USD ($) $ / loan
Sensitivity Analysis of Fair Value of Interests Continued to be Held by Transferor, Servicing Assets or Liabilities, Impact of Adverse Change in Assumption [Line Items]
Fair value of interests held	$ 6,920	$ 6,125
Expected weighted-average life (in years)	4 years 8 months 12 days	3 years 8 months 12 days
Assumption For Fair Value Of Assets Or Liabilities That Relate To Transferor's Continuing Involvement, Key Economic Assumptions [Abstract]
Prepayment rate assumption	14.70%	19.90%
Impact on fair value from 10% adverse change	$ 356	$ 434
Impact on fair value from 25% adverse change	$ 834	$ 1,002
Discount rate assumption	6.40%	5.80%
Impact on fair value from 100 basis point increase	$ 276	$ 229
Impact on fair value from 200 basis point increase	$ 529	$ 440
Cost to service assumption ($ per loan) | $ / loan	106	130
Impact on fair value from 10% adverse change	$ 165	$ 181
Impact on fair value from 25% adverse change	$ 411	$ 454